Discontinued Operations (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Assets And Liabilities Held For Sale And Discontinued Operations [Abstract]
Summary of Results and Cash Flows from Discontinued Operations
Results and cash flows from discontinued operations
The net loss from discontinued operations for the quarter and six months ended June 30, 2022 and 2021 are presented below:

	Quarter ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
Revenues	$8	$423	$15	$949

Expenses
Cost of sales and other production expenses	—	750	—	1,456
Research and development expenses 1)	(389)	27,992	(1,201)	32,355
Administration expenses	—	1,095	—	2,190
Gain on foreign exchange	(12)	(4)	(12)	(138)
Finance costs	143	823	143	2,166
Current income taxes	—	1	—	1
Income (loss) from discontinued operations, net of income taxes	$266	$(30,234)	$1,085	$(37,081)
1)
  Research and development expense (income) includes expenses (income) recognized in regards to a provision relating to an agreement with a contract development and manufacturing organization, or CDMO, which is accounted for in part as a lease (note 4) and an onerous contract (note 5). The expense (income) results from changes to the discounted value of the provision caused by increases/decreases in expected payments, which include increases in the annual inflation rate that exceed 3%, and by changes in the discount rates used to calculate the net present value of the provision (note 5).
The consolidated statements of cash flows for the six months ended June 30, 2022 and 2021 were not restated to present the cash flows from the discontinued operations separately as the Company selected to provide this information in the present note. The cash flows from the discontinued operations and the gain on sale of discontinued operations for the six months ended June 30, 2022 and 2021 are presented in the following table:

	June 30, 2022	June 30, 2021

Cash flows from operating activities 1)	$—	$4,734
Cash flows used in financing activities	—	(3,469)
Cash flows used in investing activities	—	20,250
Net effect of currency exchange rate on cash	—	(31)
Cash flows generated during the period	$—	$21,484
1)
When compiling the cash flows from discontinued operations which include only certain entities from the Liminal group of companies, intra-group cash transfers between entities in the discontinued operations group and those part of continuing activities, for example the funding provided by Liminal to the discontinued operations, have been classified as part of the operating activities cash flows.

Summary of Gain on Discontinued Operations
Gain on sale of discontinued operations
The details of the gain on sale of discontinued operations during the quarter and six months ended June 30, 2022 and 2021 are provided in the table below.

	Quarter ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
Sale of plasma collection centers
Proceeds received	$—	$12,826	$—	$12,826
Less:
Carrying amount of net assets sold	—	10,849	—	10,849
Transaction costs	—	204	—	204
Reclassification of foreign currency translation reserve from other comprehensive income into the statement of operations	—	(44)	—	(44)
Gain on sale of plasma collection centers	$—	$1,817	$—	$1,817

Sale of Ryplazim business
Proceeds received	$—	$9,084	$—	$9,084
Less:
Indemnification adjustments	—	—	600	—
Transaction costs	—	203	—	203
Gain (loss) on sale of Ryplazim business	$—	$8,881	$(600)	$8,881
Gain (loss) on sale of discontinued operations, net of income taxes $nil	$—	$10,698	$(600)	$10,698